Commitments and Contingencies - Additional Information - Sevan Marine ASA (Detail) - Logitel Offshore Holding [Member] - Sevan Marine Asa [Member] $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Bond loan	$ 60.0
Estimated claim	50.0
Bond loan payable	18.8
Vendor Credit [Member]
Loss Contingencies [Line Items]
Bond loan	41.0
Cash Loan [Member]
Loss Contingencies [Line Items]
Bond loan	$ 19.0